COMMITMENTS AND CONTINGENCIES (Details 3) $ in Thousands, ¥ in Millions									12 Months Ended
	May. 26, 2015 USD ($)	May. 26, 2015 JPY (¥)	Mar. 26, 2014 USD ($)	Mar. 26, 2014 JPY (¥)	Oct. 18, 2013 USD ($)	Oct. 18, 2013 JPY (¥)	Oct. 10, 2012 USD ($) installment	Oct. 10, 2012 JPY (¥) installment	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)
Site Contingency [Line Items]
Accrued interest paid	$ 1,110	¥ 135
AVX Corporation | New Bedford Harbor
Site Contingency [Line Items]
Contingency settlement amount							$ 366,250	¥ 39,643
Number of installments							3	3
Installment period							2 years	2 years
Payment for environmental conditions and remediation	$ 122,080	¥ 14,894	$ 110,820	¥ 11,414	$ 133,350	¥ 13,335
Accrued interest paid			$ 820	¥ 85	$ 3,950	¥ 395
Environmental charges included in selling general and administrative expenses									$ 266,250	¥ 21,300	$ 100,000	¥ 7,900